WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 87.0%
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.6%
AT&T Inc., Senior Notes	6.950%	1/15/28	3,460,000	$3,585,137
AT&T Inc., Senior Notes	4.500%	5/15/35	1,820,000	1,700,768
AT&T Inc., Senior Notes	6.375%	3/1/41	1,063,000	1,135,949
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	187,395
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	587,342	(a)
AT&T Inc., Senior Notes	3.500%	9/15/53	216,000	152,514
AT&T Inc., Senior Notes	3.550%	9/15/55	1,793,000	1,254,727
AT&T Inc., Senior Notes	3.800%	12/1/57	1,680,000	1,217,345
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	92,673
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	255,000	312,905
Telefonica Emisiones SA, Senior Notes	4.665%	3/6/38	230,000	209,275
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	500,000	460,373
Verizon Communications Inc., Senior Notes	1.500%	9/18/30	1,110,000	906,705
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	678,000	579,410
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	204,473
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,180,000	922,849
Verizon Communications Inc., Senior Notes	2.850%	9/3/41	540,000	389,052
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	260,877
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	190,000	159,509
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	380,319
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	235,333
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	520,000	525,995
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	440,000	281,695

Total Diversified Telecommunication Services				15,742,620

Entertainment - 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	70,000	77,570
Walt Disney Co., Senior Notes	6.400%	12/15/35	69,000	77,157
Walt Disney Co., Senior Notes	6.650%	11/15/37	160,000	184,018
Walt Disney Co., Senior Notes	5.400%	10/1/43	390,000	398,324
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	2,080,000	1,788,742

Total Entertainment				2,525,811

Interactive Media & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	1,120,000	852,531	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	1

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	3,179,000	$2,949,952
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	2,560,000	2,179,096
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	830,000	557,741
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	250,000	166,975
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	260,000	154,440
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	790,000	477,223
Comcast Corp., Senior Notes	7.050%	3/15/33	880,000	997,428
Comcast Corp., Senior Notes	4.200%	8/15/34	100,000	93,232
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	227,533
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	160,892
Comcast Corp., Senior Notes	2.887%	11/1/51	7,000	4,548
Comcast Corp., Senior Notes	2.937%	11/1/56	2,113,000	1,331,519
Comcast Corp., Senior Notes	4.950%	10/15/58	800,000	749,511
DISH DBS Corp., Senior Notes	5.875%	11/15/24	600,000	575,382
Fox Corp., Senior Notes	6.500%	10/13/33	1,380,000	1,462,265
Fox Corp., Senior Notes	5.476%	1/25/39	880,000	838,075
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	55,105
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,438,000	1,606,202
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	577,034
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,030,000	1,041,194
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	2,130,000	2,030,283

Total Media				18,235,630

Wireless Telecommunication Services - 0.9%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	3,040,000	3,020,158
Sprint LLC, Senior Notes	7.125%	6/15/24	2,027,000	2,031,739
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	1,460,000	1,244,211
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	760,000	624,410
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	133,671
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,500,000	1,105,502

See Notes to Schedule of Investments.

2	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	1,000,000	$699,779
Vodafone Group PLC, Senior Notes	6.150%	2/27/37	370,000	395,185

Total Wireless Telecommunication Services				9,254,655

TOTAL COMMUNICATION SERVICES				46,611,247

CONSUMER DISCRETIONARY - 9.4%
Automobile Components - 0.6%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	6,370,000	6,295,405	(a)

Automobiles - 3.0%
American Honda Finance Corp., Senior Notes	4.900%	1/10/34	2,330,000	2,295,371
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	1,930,000	1,940,644	(a)
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	300,000	346,199
Ford Motor Co., Senior Notes	3.250%	2/12/32	540,000	449,479
Ford Motor Co., Senior Notes	4.750%	1/15/43	420,000	349,168
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	990,000	1,009,287
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	1,150,000	1,072,336
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	3,010,000	2,938,303
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	420,000	398,776
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	780,000	674,834
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	2,050,000	2,207,172
General Motors Co., Senior Notes	6.125%	10/1/25	1,450,000	1,462,816
General Motors Co., Senior Notes	5.600%	10/15/32	1,398,000	1,415,275
General Motors Co., Senior Notes	6.600%	4/1/36	560,000	595,814
General Motors Co., Senior Notes	6.750%	4/1/46	770,000	832,666
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	187,522
Hyundai Capital America, Senior Notes	5.400%	1/8/31	1,710,000	1,718,071	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	510,000	472,467	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	370,000	334,913	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	240,000	213,296	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	7,675,000	7,401,558	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	220,000	205,580	(a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,730,000	1,767,294	(a)

Total Automobiles				30,288,841

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	3

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Broadline Retail - 0.6%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	840,000	$698,411
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	351,289
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,570,000	1,045,281
Amazon.com Inc., Senior Notes	3.875%	8/22/37	720,000	650,330
Amazon.com Inc., Senior Notes	3.950%	4/13/52	270,000	226,848
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	240,000	225,097
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	920,000	770,834
Nordstrom Inc., Senior Notes	2.300%	4/8/24	2,500,000	2,498,911

Total Broadline Retail				6,467,001

Diversified Consumer Services - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	410,603

Hotels, Restaurants & Leisure - 3.8%
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	540,000	516,502	(a)
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	4,519,000	4,337,659	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	800,000	803,915	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	699,000	691,759
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	5,930,000	5,709,078
McDonald’s Corp., Senior Notes	4.450%	3/1/47	660,000	575,438
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	990,000	907,483	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	3,060,000	3,016,899	(a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	960,000	968,251	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	5,973,000	5,896,059
Sands China Ltd., Senior Notes	4.050%	1/8/26	2,901,000	2,796,099
Sands China Ltd., Senior Notes	4.050%	1/8/26	150,000	144,554	(b)
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,890,000	1,854,728
Sands China Ltd., Senior Notes	4.625%	6/18/30	870,000	798,493	(b)
Sands China Ltd., Senior Notes	4.625%	6/18/30	1,580,000	1,450,137
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,050,000	879,869
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	7,110,000	7,031,381	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	383,811	(a)

Total Hotels, Restaurants & Leisure				38,762,115

Household Durables - 0.2%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	570,000	579,774
Newell Brands Inc., Senior Notes	4.000%	12/1/24	1,340,000	1,323,704

Total Household Durables				1,903,478

See Notes to Schedule of Investments.

4	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	3,540,000	$3,428,684	(a)
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	600,000	576,701	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	840,000	757,814	(a)
Lowe’s Cos. Inc., Senior Notes	2.800%	9/15/41	770,000	547,857
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,824
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	1,450,000	950,931

Total Specialty Retail				6,266,811

Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc., Senior Notes	7.050%	11/27/25	600,000	612,614
Tapestry Inc., Senior Notes	7.000%	11/27/26	3,720,000	3,834,294

Total Textiles, Apparel & Luxury Goods				4,446,908

TOTAL CONSUMER DISCRETIONARY				94,841,162

CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	6/15/34	2,890,000	2,908,620

Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	1,760,000	1,743,695	(a)

Food Products - 0.2%
J M Smucker Co., Senior Notes	6.200%	11/15/33	1,900,000	2,027,837
Mars Inc., Senior Notes	2.375%	7/16/40	940,000	656,011	(a)

Total Food Products				2,683,848

Personal Care Products - 0.1%
Kenvue Inc., Senior Notes	5.050%	3/22/53	380,000	372,439
Kenvue Inc., Senior Notes	5.200%	3/22/63	330,000	326,745

Total Personal Care Products				699,184

Tobacco - 1.6%
Altria Group Inc., Senior Notes	4.800%	2/14/29	397,000	393,325
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,940,000	1,575,016
Altria Group Inc., Senior Notes	3.400%	2/4/41	2,450,000	1,798,849
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	49,234
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	149,966
Altria Group Inc., Senior Notes	5.950%	2/14/49	600,000	611,158
BAT Capital Corp., Senior Notes	2.259%	3/25/28	2,070,000	1,843,811
BAT Capital Corp., Senior Notes	6.000%	2/20/34	870,000	881,481
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	3,150,000	3,235,191
Philip Morris International Inc., Senior Notes	1.750%	11/1/30	1,680,000	1,371,882

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	5

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	2,570,000	$2,554,343
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	480,000	475,964
Reynolds American Inc., Senior Notes	8.125%	5/1/40	760,000	881,375
Reynolds American Inc., Senior Notes	5.850%	8/15/45	600,000	557,119

Total Tobacco				16,378,714

TOTAL CONSUMER STAPLES				24,414,061

ENERGY - 15.8%
Oil, Gas & Consumable Fuels - 15.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	7.875%	5/15/26	1,100,000	1,123,823	(a)
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	6.625%	2/1/32	2,700,000	2,714,029	(a)
Apache Corp., Senior Notes	7.950%	4/15/26	685,000	711,592
Apache Corp., Senior Notes	5.350%	7/1/49	1,690,000	1,429,852
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	4,124,000	4,073,758	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	2,590,000	2,606,327	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,824,000	1,820,362	(a)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	990,000	675,986
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	2,200,000	2,283,796	(c)(d)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	710,000	605,363
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	4,900,000	4,871,908	(a)
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	1,460,000	1,476,825	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,198,000	1,203,883	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	2,490,000	2,219,088
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	410,000	414,646	(a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	625,000	638,995	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	1,890,000	1,959,195	(a)
ConocoPhillips Co., Senior Notes	5.050%	9/15/33	1,910,000	1,928,525
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	368,333	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,510,000	1,459,748
Continental Resources Inc., Senior Notes	2.875%	4/1/32	3,020,000	2,462,405	(a)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	1,150,000	991,393
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	790,000	827,717	(a)

See Notes to Schedule of Investments.

6	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.250%	10/15/27	72,000	$72,105
Devon Energy Corp., Senior Notes	5.875%	6/15/28	994,000	999,421
Devon Energy Corp., Senior Notes	4.500%	1/15/30	400,000	385,825
Devon Energy Corp., Senior Notes	7.950%	4/15/32	519,000	602,921
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,750,000	2,653,331
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,580,000	1,403,346
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,400,000	1,462,911
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	1,130,000	936,949
Ecopetrol SA, Senior Notes	4.625%	11/2/31	1,560,000	1,298,824
Ecopetrol SA, Senior Notes	8.375%	1/19/36	1,110,000	1,121,149
Ecopetrol SA, Senior Notes	5.875%	5/28/45	499,000	372,956
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,150,000	828,578
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	815,000	854,145
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	500,000	504,365	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	885,000	869,638	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	3,920,000	3,866,800	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,170,000	1,145,180	(c)(d)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	2,018,000	2,002,590
Energy Transfer LP, Senior Notes	6.000%	2/1/29	6,510,000	6,571,982	(a)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	670,000	670,958
Energy Transfer LP, Senior Notes	8.250%	11/15/29	1,281,000	1,458,168
Energy Transfer LP, Senior Notes	6.400%	12/1/30	2,390,000	2,524,503
Energy Transfer LP, Senior Notes	7.375%	2/1/31	614,000	642,747	(a)
Energy Transfer LP, Senior Notes	5.550%	5/15/34	520,000	521,909
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	119,777
Energy Transfer LP, Senior Notes	6.125%	12/15/45	290,000	291,858
Energy Transfer LP, Senior Notes	5.950%	5/15/54	2,060,000	2,057,056
Enterprise Products Operating LLC, Senior Notes	6.875%	3/1/33	1,350,000	1,519,088
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	276,084
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	1,470,000	1,259,421

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	7

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	890,000	$632,386
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	720,000	560,397
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	8.573%	8/16/77	3,000,000	2,999,503	(d)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	3,260,000	3,046,373	(d)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,790,000	1,836,835	(a)
EQT Corp., Senior Notes	6.125%	2/1/25	705,000	706,316
EQT Corp., Senior Notes	3.125%	5/15/26	1,440,000	1,368,447	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	380,000	361,477
EQT Corp., Senior Notes	3.625%	5/15/31	1,340,000	1,180,412	(a)
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	660,000	601,624
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	60,000	45,491
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	4,910,000	3,984,123	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,000,000	834,375	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	440,034
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	20,000	19,677
MPLX LP, Senior Notes	4.500%	4/15/38	2,440,000	2,167,901
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	2,070,000	2,095,182
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	530,000	511,551
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	570,347
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,480,000	1,678,758
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	860,000	1,012,154
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	170,000	137,745
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	320,000	261,263
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	100,000	75,546
ONEOK Inc., Senior Notes	6.050%	9/1/33	3,570,000	3,725,072
ONEOK Inc., Senior Notes	6.625%	9/1/53	2,250,000	2,481,407
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	1,170,000	1,117,386	(a)
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	1,545,000	1,530,602	(a)
Permian Resources Operating LLC, Senior Notes	6.875%	4/1/27	1,710,000	1,711,712	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	1,780,000	1,727,915

See Notes to Schedule of Investments.

8	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	1,010,000	$822,010
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	420,000	282,517	(a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	3,030,000	2,994,622
Pioneer Natural Resources Co., Senior Notes	5.100%	3/29/26	1,130,000	1,128,949
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,310,000	1,102,922
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.679%	4/29/24	3,932,000	3,926,797	(c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	158,053
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,630,000	1,620,193
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,000,000	1,040,878
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	3,160,000	2,687,388	(a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	570,000	510,100
Shell International Finance BV, Senior Notes	3.250%	4/6/50	370,000	268,865
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.079%	12/15/28	3,120,000	3,097,384	(a)(d)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	590,000	613,765
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	580,000	534,391
Targa Resources Corp., Senior Notes	4.200%	2/1/33	2,460,000	2,244,059
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	720,000	741,283
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	790,000	756,971
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,250,000	1,126,099
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	3/15/27	1,250,000	1,307,704
Tennessee Gas Pipeline Co. LLC, Senior Notes	7.000%	10/15/28	3,510,000	3,758,433
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	1,580,000	1,644,470
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	1,320,000	1,171,986
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	1,086,000	1,063,268
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,710,000	1,678,857
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,110,000	1,036,353
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	1,470,000	1,508,463

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	9

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,950,000	$1,793,695
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	530,000	465,375
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	570,000	504,519
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	630,000	563,948

TOTAL ENERGY				159,738,462

FINANCIALS - 24.9%
Banks - 13.9%
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	900,000	915,794	(a)(d)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	5.381%	3/13/29	3,000,000	3,027,853
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,400,000	1,545,541	(c)(d)
Banco Santander SA, Senior Notes	6.607%	11/7/28	2,000,000	2,114,838
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	600,000	578,543	(d)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	750,000	615,821	(d)
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	3,390,000	2,763,250	(d)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	3,520,000	2,881,385	(d)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,170,000	971,053	(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	800,000	690,003	(d)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	420,000	299,025	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,720,000	1,456,431	(d)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	260,000	170,101	(d)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. Term SOFR + 1.452%)	2.884%	10/22/30	1,600,000	1,422,223	(d)

See Notes to Schedule of Investments.

10	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	300,000	$284,415	(d)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. Term SOFR + 1.572%)	4.271%	7/23/29	1,130,000	1,089,630	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	140,000	120,614	(d)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	90,000	79,040	(d)
Bank of America Corp., Senior Notes (5.288% to 4/25/33 then SOFR + 1.910%)	5.288%	4/25/34	4,730,000	4,717,551	(d)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	430,000	432,966	(d)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	4,880,000	3,905,857	(d)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	2,200,000	2,244,172	(d)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	1,080,000	1,127,197	(d)
BankUnited Inc., Senior Notes	4.875%	11/17/25	940,000	917,271
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	3,390,000	3,478,760	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	1,320,000	1,350,532	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	1,900,000	1,990,729	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	1,250,000	1,344,400	(a)(c)(d)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	3,720,000	3,891,480	(a)(d)
Citigroup Inc., Junior Subordinated Notes (4.150% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 3.000%)	4.150%	11/15/26	1,930,000	1,782,614	(c)(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	11

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (7.625% to 11/15/28 then 5 year Treasury Constant Maturity Rate + 3.211%)	7.625%	11/15/28	770,000	$810,323	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	407,000	521,144
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	1,230,000	1,009,234	(d)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	440,000	367,100	(d)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	310,000	268,760	(d)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	2,020,000	1,805,254	(d)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	60,000	64,351
Citizens Financial Group Inc., Subordinated Notes	4.023%	10/1/24	950,000	932,333
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	2,500,000	2,471,484	(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	9,530,000	9,739,088	(a)(c)(d)
Credit Agricole SA, Senior Notes	5.301%	7/12/28	1,090,000	1,101,672	(a)
Credit Agricole SA, Senior Notes	5.514%	7/5/33	1,530,000	1,571,125	(a)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	5,400,000	5,280,390	(a)(d)
Danske Bank A/S, Senior Notes (1.549% to 9/10/26 then 1 year Treasury Constant Maturity Rate + 0.730%)	1.549%	9/10/27	3,000,000	2,736,572	(a)(d)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	3,150,000	3,157,719	(a)(d)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	467,079	(d)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	250,716	(d)
HSBC Holdings PLC, Senior Notes (5.719% to 3/4/34 then SOFR + 1.780%)	5.719%	3/4/35	3,610,000	3,654,931	(d)
HSBC Holdings PLC, Senior Notes (6.332% to 3/9/43 then SOFR + 2.650%)	6.332%	3/9/44	540,000	579,538	(d)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	410,000	459,552
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	3,200,000	3,260,499	(a)

See Notes to Schedule of Investments.

12	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Senior Notes	7.200%	11/28/33	4,250,000	$4,580,928	(a)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	460,000	522,228	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,949,000	2,939,521	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	1,663,000	1,391,537	(a)(d)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	2,720,000	2,030,702	(a)(d)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	1,880,000	1,532,402	(d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	4,290,000	3,571,030	(d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	890,000	725,900	(d)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. Term SOFR + 1.642%)	3.964%	11/15/48	400,000	327,372	(d)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	720,000	622,046	(d)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	1,970,000	1,888,495	(d)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	620,000	662,686	(d)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	650,000	568,395	(d)
JPMorgan Chase Bank NA, Senior Notes	5.110%	12/8/26	1,100,000	1,103,441
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	444,977	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	410,000	407,875	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	880,000	878,682	(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,170,000	1,180,958	(c)(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	13

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	1,160,000	$1,140,496	(d)
PNC Financial Services Group Inc., Junior Subordinated Notes (6.250% to 3/15/30 then 7 year Treasury Constant Maturity Rate + 2.808%)	6.250%	3/15/30	2,427,000	2,358,249	(c)(d)
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	700,000	700,996
Societe Generale SA, Subordinated Notes (7.132% to 1/19/54 then 1 year Treasury Constant Maturity Rate + 2.950%)	7.132%	1/19/55	2,030,000	2,028,099	(a)(d)
Swedbank AB, Senior Notes	6.136%	9/12/26	890,000	906,289	(a)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	940,000	988,272	(d)
Truist Financial Corp., Senior Notes (5.435% to 1/24/29 then SOFR + 1.620%)	5.435%	1/24/30	1,020,000	1,019,096	(d)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	170,000	172,147	(d)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	810,000	821,134	(d)
Wells Fargo & Co., Junior Subordinated Notes	5.900%	6/15/24	2,390,000	2,385,881	(c)(d)
Wells Fargo & Co., Senior Notes (3.068% to 4/30/40 then SOFR + 2.530%)	3.068%	4/30/41	1,170,000	875,930	(d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	2,860,000	2,529,592	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	980,000	920,748	(d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,291,000	1,283,415	(d)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	3,050,000	3,063,102	(d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	540,000	546,567	(d)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	880,000	850,622
Wells Fargo Bank NA, Senior Notes	5.254%	12/11/26	1,360,000	1,365,643

See Notes to Schedule of Investments.

14	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Westpac Banking Corp., Subordinated Notes (2.668% to 11/15/30 then 5 year Treasury Constant Maturity Rate + 1.750%)	2.668%	11/15/35	1,850,000	$1,527,476	(d)
Westpac Banking Corp., Subordinated Notes (3.020% to 11/18/31 then 5 year Treasury Constant Maturity Rate + 1.530%)	3.020%	11/18/36	1,170,000	962,193	(d)

Total Banks				140,543,075

Capital Markets - 5.5%
Ameriprise Financial Inc., Senior Notes	5.150%	5/15/33	1,870,000	1,890,307
BlackRock Funding Inc., Senior Notes	5.000%	3/14/34	1,770,000	1,778,093
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,110,000	1,782,960	(c)(d)
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	2,539,000	2,527,775	(c)(d)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	700,000	717,285	(d)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	2,320,000	2,421,732	(d)
CI Financial Corp., Senior Notes	3.200%	12/17/30	5,060,000	4,148,815
Credit Suisse AG AT1 Claim	—	—	22,790,000	2,620,850	*(e)
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	620,000	659,891	(c)(d)
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	3,520,000	2,888,597	(d)
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	2,370,000	1,989,755	(d)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	390,000	373,150	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	1,760,000	1,668,957	(d)
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	80,000	75,606
KKR Group Finance Co. VII LLC, Senior Notes	3.625%	2/25/50	310,000	226,393	(a)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	330,000	263,886	(d)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	680,000	555,665	(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	15

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	290,000	$239,962	(d)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	229,592	(d)
Morgan Stanley, Senior Notes (5.424% to 7/21/33 then SOFR + 1.880%)	5.424%	7/21/34	130,000	130,458	(d)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	1,510,000	1,523,754	(d)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	1,000,000	1,070,387	(d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	7,210,000	5,705,532	(d)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	1,330,000	1,276,929	(d)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	1,820,000	1,809,948	(d)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	570,000	571,619	(d)
Morgan Stanley Bank NA, Senior Notes	4.754%	4/21/26	720,000	715,475
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	230,000	211,763
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	1,640,000	1,668,244	(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,980,000	2,150,231	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	1,410,000	1,594,762	(a)(c)(d)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	5,910,000	5,029,712	(a)(d)
UBS Group AG, Senior Notes (3.179% to 2/11/42 then 1 year Treasury Constant Maturity Rate + 1.100%)	3.179%	2/11/43	980,000	717,498	(a)(d)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	4,260,000	4,494,200	(a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	303,572	(a)(d)

Total Capital Markets				56,033,355

See Notes to Schedule of Investments.

16	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Financial Services - 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	210,000		$204,914
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	820,000		703,579
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	290,000		244,407
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	3,800,000		3,011,660
DAE Funding LLC, Senior Notes	1.550%	8/1/24	1,850,000		1,819,884	(a)
GE Capital European Funding Unlimited Co., Senior Notes	6.025%	3/1/38	400,000	EUR	547,987
GE Capital UK Funding Unlimited Co., Senior Notes	5.875%	1/18/33	1,600,000	GBP	2,130,109
GE Capital UK Funding Unlimited Co., Senior Notes	8.000%	1/14/39	180,000	GBP	278,344	(b)
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	7.145%	12/21/65	5,950,000		4,662,330	(a)(d)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.395%	12/21/65	260,000		208,790	(a)(d)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	1,260,000		1,320,234
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	890,000		899,704	(a)
PayPal Holdings Inc., Senior Notes	3.250%	6/1/50	370,000		262,465
PayPal Holdings Inc., Senior Notes	5.250%	6/1/62	300,000		287,616
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	1,140,000		1,054,338	(a)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000		3,053,598

Total Financial Services					20,689,959

Insurance - 3.1%
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000		384,266	(a)
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	1,170,000		894,419	(a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000		217,896	(a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	3,280,000		3,319,741
Aon North America Inc., Senior Notes	5.750%	3/1/54	1,310,000		1,344,247
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	1,720,000		1,747,663
Global Atlantic Fin Co., Senior Notes	6.750%	3/15/54	1,130,000		1,160,225	(a)
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	4,781,411		4,742,267	(a)(f)
Marsh & McLennan Cos. Inc., Senior Notes	2.375%	12/15/31	900,000		752,266

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	17

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	250,000	$174,780	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	830,000	703,123	(a)
National General Holdings Corp., Senior Notes	6.750%	5/15/24	7,000,000	7,003,190	(a)
New York Life Global Funding, Secured Notes	4.550%	1/28/33	1,040,000	1,004,360	(a)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	1,220,000	939,377	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,720,000	1,438,368	(a)(d)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	283,434	(a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	820,000	642,838	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	540,000	380,661	(a)
Prudential Financial Inc., Junior Subordinated Notes (6.500% to 3/15/34 then 5 year Treasury Constant Maturity Rate + 2.404%)	6.500%	3/15/54	770,000	782,570	(d)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	200,000	208,439	(d)
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	1,400,000	1,372,916	(a)
Reliance Standard Life Global Funding II, Secured Notes	1.512%	9/28/26	1,590,000	1,426,949	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	800,000	663,944	(a)

Total Insurance				31,587,939

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	3,310,000	3,481,225	(a)

TOTAL FINANCIALS				252,335,553

HEALTH CARE - 6.1%
Biotechnology - 0.8%
AbbVie Inc., Senior Notes	5.050%	3/15/34	1,880,000	1,904,187
AbbVie Inc., Senior Notes	4.550%	3/15/35	120,000	116,040
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,970,000	1,755,205

See Notes to Schedule of Investments.

18	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
AbbVie Inc., Senior Notes	5.350%	3/15/44	680,000	$693,819
AbbVie Inc., Senior Notes	5.400%	3/15/54	1,620,000	1,668,772
AbbVie Inc., Senior Notes	5.500%	3/15/64	560,000	576,382
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	304,316
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	300,472
Amgen Inc., Senior Notes	5.650%	3/2/53	1,160,000	1,182,827

Total Biotechnology				8,502,020

Health Care Equipment & Supplies - 0.5%
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	79,367
Solventum Corp., Senior Notes	5.450%	3/13/31	1,370,000	1,366,920	(a)
Solventum Corp., Senior Notes	5.600%	3/23/34	2,340,000	2,348,699	(a)
Solventum Corp., Senior Notes	5.900%	4/30/54	1,230,000	1,227,977	(a)

Total Health Care Equipment & Supplies				5,022,963

Health Care Providers & Services - 3.7%
Bon Secours Mercy Health Inc., Secured Notes	3.464%	6/1/30	580,000	537,595
Cardinal Health Inc., Senior Notes	5.450%	2/15/34	2,390,000	2,417,251
Cencora Inc., Senior Notes	5.125%	2/15/34	2,250,000	2,247,014
Centene Corp., Senior Notes	4.625%	12/15/29	570,000	541,554
Centene Corp., Senior Notes	3.375%	2/15/30	2,510,000	2,222,785
Cigna Group, Senior Notes	3.200%	3/15/40	740,000	560,746
Cigna Group, Senior Notes	5.600%	2/15/54	2,080,000	2,089,252
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	87,331
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	538,272
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	3,010,000	3,016,263
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	620,000	487,671
CVS Health Corp., Senior Notes	5.250%	1/30/31	1,070,000	1,078,603
CVS Health Corp., Senior Notes	2.125%	9/15/31	1,390,000	1,135,377
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,850,000	1,709,281
CVS Health Corp., Senior Notes	5.050%	3/25/48	750,000	681,586
Elevance Health Inc., Senior Notes	4.100%	5/15/32	760,000	711,874
HCA Inc., Senior Notes	5.500%	6/1/33	1,070,000	1,074,226
HCA Inc., Senior Notes	5.600%	4/1/34	2,640,000	2,659,265
HCA Inc., Senior Notes	5.125%	6/15/39	500,000	472,316
HCA Inc., Senior Notes	7.500%	11/15/95	380,000	421,957
Humana Inc., Senior Notes	5.875%	3/1/33	1,160,000	1,197,509
Humana Inc., Senior Notes	5.950%	3/15/34	460,000	477,847
Humana Inc., Senior Notes	4.950%	10/1/44	750,000	682,258
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	487,675
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	215,331

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	19

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	$132,918
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	400,000	277,565
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	1,880,000	1,890,768	(a)
Quest Diagnostics Inc., Senior Notes	6.400%	11/30/33	2,160,000	2,334,645
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	640,000	527,770
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	2,180,000	1,605,557
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	210,000	227,406
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	2,190,000	2,229,000

Total Health Care Providers & Services				36,976,468

Pharmaceuticals - 1.1%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	380,000	389,132
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	1,680,000	1,729,176
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	1,380,000	1,420,981
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	1,020,000	1,014,809
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	1,480,000	1,472,798
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	2,480,000	2,426,566
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	1,450,000	1,442,701
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	480,000	470,723
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,190,000	1,113,473

Total Pharmaceuticals				11,480,359

TOTAL HEALTH CARE				61,981,810

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.5%
Avolon Holdings Funding Ltd., Senior Notes	2.875%	2/15/25	840,000	817,585	(a)
Boeing Co., Senior Notes	2.196%	2/4/26	1,400,000	1,311,277
Boeing Co., Senior Notes	3.100%	5/1/26	1,300,000	1,234,455
Boeing Co., Senior Notes	3.250%	2/1/28	1,320,000	1,215,017
Boeing Co., Senior Notes	5.150%	5/1/30	480,000	464,638
Boeing Co., Senior Notes	3.300%	3/1/35	590,000	462,801
Boeing Co., Senior Notes	3.750%	2/1/50	1,720,000	1,198,212
Boeing Co., Senior Notes	3.950%	8/1/59	860,000	589,422
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,230,000	1,116,582
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	990,000	1,011,527
L3Harris Technologies Inc., Senior Notes	2.900%	12/15/29	546,000	486,462

See Notes to Schedule of Investments.

20	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Aerospace & Defense - (continued)
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	1,610,000		$1,621,017
Lockheed Martin Corp., Senior Notes	4.800%	8/15/34	2,860,000		2,829,815
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	360,000		304,149
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	440,000		374,678
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	790,000		775,530
Northrop Grumman Corp., Senior Notes	5.050%	11/15/40	660,000		640,089
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	200,000		196,408
RTX Corp., Senior Notes	6.100%	3/15/34	5,430,000		5,806,746
RTX Corp., Senior Notes	4.050%	5/4/47	20,000		16,330
RTX Corp., Senior Notes	4.625%	11/16/48	400,000		355,859
RTX Corp., Senior Notes	3.030%	3/15/52	1,230,000		815,462
RTX Corp., Senior Notes	5.375%	2/27/53	1,310,000		1,293,001

Total Aerospace & Defense					24,937,062

Building Products - 0.2%
Carrier Global Corp., Senior Notes	5.900%	3/15/34	1,570,000		1,650,787

Commercial Services & Supplies - 0.2%
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	2,550,000		2,558,716	(a)

Construction & Engineering - 0.2%
Cellnex Finance Co. SA, Senior Notes	2.000%	9/15/32	2,000,000	EUR	1,891,194	(b)
LBJ Infrastructure Group LLC, Senior Secured Notes	3.797%	12/31/57	910,000		637,313	(a)

Total Construction & Engineering					2,528,507

Electrical Equipment - 0.8%
Eaton Corp., Senior Notes	7.650%	11/15/29	1,400,000		1,587,302
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	6,730,000		6,768,307	(a)

Total Electrical Equipment					8,355,609

Ground Transportation - 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	650,000		586,206
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	950,000		656,288
Norfolk Southern Corp., Senior Notes	5.550%	3/15/34	1,710,000		1,779,776
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000		413,008
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,330,000		833,781
Union Pacific Corp., Senior Notes	3.750%	2/5/70	500,000		368,210
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000		186,008

Total Ground Transportation					4,823,277

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	21

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.4%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	1,850,000	$1,857,761
Honeywell International Inc., Senior Notes	5.250%	3/1/54	2,080,000	2,100,716

Total Industrial Conglomerates				3,958,477

Machinery - 0.5%
Esab Corp., Senior Notes	6.250%	4/15/29	760,000	764,509	(a)(g)
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	1,930,000	1,980,686
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	2,400,000	2,249,360

Total Machinery				4,994,555

Passenger Airlines - 3.3%
Air Canada Pass-Through Trust	4.125%	5/15/25	434,137	424,630	(a)
Air Canada Pass-Through Trust	4.750%	5/15/25	3,245,620	3,154,393	(a)
Air Canada Pass-Through Trust	3.750%	12/15/27	414,921	390,785	(a)
Alaska Airlines Inc. Pass-Through Trust	4.800%	8/15/27	678,474	662,713	(a)
American Airlines Group Inc. Pass-Through Trust	4.950%	2/15/25	1,678,495	1,655,193
American Airlines Group Inc. Pass-Through Trust	4.000%	7/15/25	110,531	107,194
American Airlines Group Inc. Pass-Through Trust	3.375%	5/1/27	126,558	119,708
American Airlines Group Inc. Pass-Through Trust	3.575%	1/15/28	430,814	404,065
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	2,840,000	2,886,360	(a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	850,000	898,520	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	300,000	295,125	(a)
British Airways Pass-Through Trust	4.625%	6/20/24	69,632	69,472	(a)
British Airways Pass-Through Trust	3.350%	6/15/29	370,294	341,287	(a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	790,000	727,739
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	1,852,813	1,834,333	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,445,000	1,413,773	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,983,500	3,002,314	(a)
Spirit Airlines Inc. Pass-Through Trust	4.450%	4/1/24	735,739	735,443
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,070,000	1,572,849	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,170,000	2,099,287	(a)
United Airlines Inc. Pass-Through Trust	3.100%	10/7/28	1,575,177	1,404,698

See Notes to Schedule of Investments.

22	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
United Airlines Pass-Through Trust	4.875%	1/15/26	1,117,560	$1,100,312
United Airlines Pass-Through Trust	3.750%	9/3/26	331,489	321,431
United Airlines Pass-Through Trust	5.800%	1/15/36	3,710,000	3,786,601
US Airways Pass-Through Trust	4.625%	6/3/25	2,024,313	1,991,970
US Airways Pass-Through Trust	3.950%	11/15/25	2,092,379	2,043,641

Total Passenger Airlines				33,443,836

Trading Companies & Distributors - 0.4%
Air Lease Corp., Senior Notes	1.875%	8/15/26	530,000	488,802
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	1,710,000	1,703,867	(a)
BOC Aviation USA Corp., Senior Notes	1.625%	4/29/24	1,700,000	1,694,622	(a)

Total Trading Companies & Distributors				3,887,291

TOTAL INDUSTRIALS				91,138,117

INFORMATION TECHNOLOGY - 2.8%
Electronic Equipment, Instruments & Components - 0.9%
Jabil Inc., Senior Notes	5.450%	2/1/29	790,000	794,533
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	4,250,000	4,181,577
Vontier Corp., Senior Notes	1.800%	4/1/26	1,210,000	1,123,923
Vontier Corp., Senior Notes	2.400%	4/1/28	2,970,000	2,635,892

Total Electronic Equipment, Instruments & Components				8,735,925

IT Services - 0.3%
Kyndryl Holdings Inc., Senior Notes	3.150%	10/15/31	2,400,000	2,020,671
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	1,000,000	767,571

Total IT Services				2,788,242

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Inc., Senior Notes	4.150%	11/15/30	576,000	544,929
Broadcom Inc., Senior Notes	3.187%	11/15/36	1,521,000	1,211,090	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	780,000	740,664	(a)
Intel Corp., Senior Notes	2.800%	8/12/41	660,000	477,620
Intel Corp., Senior Notes	4.900%	8/5/52	940,000	878,141
Intel Corp., Senior Notes	3.200%	8/12/61	570,000	371,586
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	202,621
Micron Technology Inc., Senior Notes	2.703%	4/15/32	1,310,000	1,094,132
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	59,482
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	320,000	287,694
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	1,160,000	1,038,940
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,130,000	1,041,492
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	1,460,000	1,248,541

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	23

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	960,000	$770,648
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	850,000	651,881

Total Semiconductors & Semiconductor Equipment				10,619,461

Software - 0.5%
Oracle Corp., Senior Notes	4.000%	7/15/46	2,680,000	2,112,648
Oracle Corp., Senior Notes	6.900%	11/9/52	380,000	437,654
Oracle Corp., Senior Notes	5.550%	2/6/53	2,590,000	2,535,420

Total Software				5,085,722

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	567,000	685,910

TOTAL INFORMATION TECHNOLOGY				27,915,260

MATERIALS - 3.4%
Chemicals - 0.5%
OCP SA, Senior Notes	3.750%	6/23/31	890,000	760,883	(a)
OCP SA, Senior Notes	5.125%	6/23/51	640,000	484,041	(a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	2,180,000	2,224,010	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	1,860,000	1,273,597	(a)

Total Chemicals				4,742,531

Construction Materials - 0.4%
St. Marys Cement Inc. Canada, Senior Notes	5.750%	4/2/34	3,640,000	3,614,520	(a)(g)

Containers & Packaging - 0.2%
Smurfit Kappa Treasury ULC, Senior Notes	5.200%	1/15/30	1,760,000	1,760,510	(a)(g)

Metals & Mining - 2.2%
Anglo American Capital PLC, Senior Notes	4.500%	3/15/28	1,940,000	1,880,815	(a)
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	1,680,000	1,744,251
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	389,790
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	560,000	582,950
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,450,000	1,433,611
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	373,711
Fresnillo PLC, Senior Notes	4.250%	10/2/50	2,150,000	1,624,584	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	1,960,000	1,881,435	(a)
Glencore Funding LLC, Senior Notes	5.400%	5/8/28	1,250,000	1,258,237	(a)
Glencore Funding LLC, Senior Notes	2.625%	9/23/31	1,810,000	1,509,606	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	3,070,000	2,976,711	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	426,783

See Notes to Schedule of Investments.

24	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	1,360,000	$1,255,107
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	860,000	879,659
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	860,000	805,041
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	3,400,000	3,255,927
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	183,547

Total Metals & Mining				22,461,765

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	1,380,000	1,147,276
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	310,000	325,393	(a)

Total Paper & Forest Products				1,472,669

TOTAL MATERIALS				34,051,995

REAL ESTATE - 2.0%
Diversified REITs - 0.0%††
VICI Properties LP, Senior Notes	5.750%	4/1/34	520,000	515,557

Health Care REITs - 0.1%
Welltower OP LLC, Senior Notes	3.850%	6/15/32	760,000	687,956

Office REITs - 0.1%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	1,520,000	1,192,031
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	370,000	235,126

Total Office REITs				1,427,157

Residential REITs - 0.1%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	770,000	705,152

Retail REITs - 1.6%
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	2,088,000	1,687,568
WEA Finance LLC, Senior Notes	4.125%	9/20/28	110,000	100,859	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	13,650,000	13,473,124	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,220,000	904,152	(a)

Total Retail REITs				16,165,703

Specialized REITs - 0.1%
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	630,000	593,719

TOTAL REAL ESTATE				20,095,244

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	25

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 6.6%
Electric Utilities - 6.5%
Alabama Power Co., Senior Notes	5.850%	11/15/33	890,000	$937,812
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,210,000	1,834,563	(a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.950%	4/1/33	410,000	407,454
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	1,240,000	1,108,203
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	119,867
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,200,000	1,004,909	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	530,000	375,148	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	840,000	925,081
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	1,600,000	1,690,612
Consumers Energy Co., First Mortgage Bonds	2.500%	5/1/60	152,000	87,854
Duke Energy Carolinas LLC, First Mortgage Bonds	4.950%	1/15/33	430,000	427,952
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	1,260,000	1,325,296
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	1,880,000	1,987,609
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	1,120,000	789,295
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	520,000	510,803
Duke Energy Ohio Inc., First Mortgage Bonds	2.125%	6/1/30	1,390,000	1,177,354
Duke Energy Ohio Inc., First Mortgage Bonds	5.250%	4/1/33	1,020,000	1,031,892
Duke Energy Progress LLC, First Mortgage Bonds	5.100%	3/15/34	460,000	459,937
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	960,000	911,906	(c)(d)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	5,110,000	4,957,661	(c)(d)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	1,500,000	1,530,609	(a)
Evergy Kansas Central Inc., First Mortgage Bonds	5.900%	11/15/33	960,000	1,007,566
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	1,340,000	1,286,226
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	360,000	316,332

See Notes to Schedule of Investments.

26	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
FirstEnergy Pennsylvania Electric Co., Senior Notes	4.150%	4/15/25	510,000	$500,266	(a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	570,000	565,697	(a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.200%	4/1/28	1,520,000	1,522,457	(a)
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	197,417
Georgia Power Co., Senior Notes	5.250%	3/15/34	2,620,000	2,648,707
Interstate Power and Light Co., Senior Notes	5.700%	10/15/33	550,000	563,852
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	370,000	361,786	(a)
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	2,920,000	2,850,814	(a)
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	2,750,000	2,826,277	(a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	3,660,000	3,291,816	(a)
Ohio Edison Co., Senior Notes	5.500%	1/15/33	910,000	908,677	(a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	1,160,000	1,286,491
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.150%	6/1/32	330,000	310,538
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.650%	11/15/33	1,290,000	1,342,738
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	409,938
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	780,000	702,613
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	371,816
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	860,000	715,801
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	2,350,000	2,574,403
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	1,420,000	1,433,800
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	329,479
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	275,536
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,000,000	684,142

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	27

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	1,580,000	$1,712,196
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	3,870,000	3,884,428
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	910,000	906,009
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	300,000	299,372
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	69,555
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	1,840,780	1,787,237
Southern California Edison Co., First Mortgage Bonds	2.250%	6/1/30	1,130,000	961,429
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	1,200,000	1,013,992
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	50,000	39,618
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	800,000	646,769
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	980,000	727,035
Southern California Edison Co., First Mortgage Bonds	5.750%	4/15/54	1,260,000	1,279,262

Total Electric Utilities				66,213,904

Independent Power and Renewable Electricity Producers - 0.0%††
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	209,529

Multi-Utilities - 0.1%
San Diego Gas & Electric Co., First Mortgage Bonds	3.750%	6/1/47	700,000	544,440

TOTAL UTILITIES				66,967,873

TOTAL CORPORATE BONDS & NOTES (Cost - $922,384,554)				880,090,784

SOVEREIGN BONDS - 4.3%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	313,244	169,246
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	2,774,802	1,157,333
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	5,987,187	2,461,946	(a)

See Notes to Schedule of Investments.

28	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	206,157		$84,772	(b)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	536,100		465,851	(a)

Total Argentina					4,339,148

Benin - 0.1%
Benin Government International Bond, Senior Notes	7.960%	2/13/38	1,110,000		1,082,944	(a)

Bermuda - 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	1,100,000		924,220	(a)

Brazil - 0.3%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	2,770,000		2,744,259

Colombia - 0.0%††
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	620,000		493,216

Israel - 1.0%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	800,000		690,466
Israel Government International Bond, Senior Notes	5.500%	3/12/34	9,090,000		9,015,917

Total Israel					9,706,383

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	2,480,000		2,465,207	(a)

Jordan - 0.5%
Jordan Government International Bond, Senior Notes	4.950%	7/7/25	5,120,000		4,980,086	(a)

Mexico - 1.0%
Mexican Bonos, Senior Notes	8.500%	11/18/38	101,170,000	MXN	5,659,422
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	3,850,000		3,866,579
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,200,000		937,764

Total Mexico					10,463,765

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	1,690,000		1,539,039	(a)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	29

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,010,000	$723,617

Peru - 0.0%††
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	440,000	377,546

Saudi Arabia - 0.2%
Saudi Government International Bond, Senior Notes	5.750%	1/16/54	2,090,000	2,074,325	(a)

Supranational - 0.2%
Africa Finance Corp., Senior Notes	3.125%	6/16/25	606,000	583,663	(b)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000	946,244	(a)

Total Supranational				1,529,907

TOTAL SOVEREIGN BONDS (Cost - $45,014,513)				43,443,662

ASSET-BACKED SECURITIES - 3.0%
Apidos CLO, 2017-26A A2R (3 mo. Term SOFR + 1.762%)	7.060%	7/18/29	530,000	531,476	(a)(d)
Babson CLO Ltd., 2016-1A B1R (3 mo. Term SOFR + 1.862%)	7.177%	7/23/30	300,000	301,125	(a)(d)
Ballyrock CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.862%)	7.179%	4/20/31	1,160,000	1,164,487	(a)(d)
Bristol Park CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 1.712%)	7.026%	4/15/29	1,200,000	1,204,732	(a)(d)
CARLYLE US CLO Ltd., 2018-4A A2 (3 mo. Term SOFR + 2.062%)	7.379%	1/20/31	600,000	601,638	(a)(d)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	570,000	570,538
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	7.079%	4/20/30	1,320,000	1,325,145	(a)(d)
Dryden Senior Loan Fund, 2015-41A BR (3 mo. Term SOFR + 1.562%)	6.876%	4/15/31	2,710,000	2,719,388	(a)(d)
Goodgreen, 2022-1A A	3.840%	10/15/56	381,257	329,138	(a)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	490,512	500,925	(a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	626,737	568,842	(a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	251,459	226,432	(a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	1,715,013	1,523,804	(a)
Magnetite Ltd., 2016-17A BR (3 mo. Term SOFR + 1.812%)	7.129%	7/20/31	680,000	682,437	(a)(d)
Magnetite Ltd., 2021-29A B (3 mo. Term SOFR + 1.662%)	6.976%	1/15/34	2,500,000	2,498,176	(a)(d)
MVW LLC, 2021-1WA C	1.940%	1/22/41	1,031,695	953,536	(a)

See Notes to Schedule of Investments.

30	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	206,226	$188,355	(a)
Neuberger Berman CLO Ltd., 2018-30A BR (3 mo. Term SOFR + 1.662%)	6.979%	1/20/31	1,530,000	1,531,750	(a)(d)
OZLM Funding Ltd., 2012-2A A2RA (3 mo. Term SOFR + 1.800%)	7.110%	7/30/31	1,790,000	1,794,215	(a)(d)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	6.169%	1/15/28	1,920,000	1,927,552	(a)(d)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	6.619%	1/15/28	570,000	571,525	(a)(d)
Renew, 2023-1A A	5.900%	11/20/58	2,610,707	2,567,175	(a)
Renew, 2024-1A A	6.208%	11/20/59	4,531,306	4,557,461	(a)
SoFi Professional Loan Program Trust, 2020-A A2FX	2.540%	5/15/46	801,475	753,630	(a)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	501,140	429,866	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $29,715,048)				30,023,348

COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 2.2%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	844,841	851,728	(a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	1,212,164	1,220,403	(a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,326,393	1,391,659	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	8.720%	10/25/41	1,950,000	2,020,980	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	7.120%	11/25/41	190,000	191,299	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M2 (30 Day Average SOFR + 3.114%)	8.435%	7/25/24	1,022,033	1,027,909	(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1M1 (30 Day Average SOFR + 0.850%)	6.170%	12/25/41	869,316	869,052	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	6.820%	10/25/43	1,736,705	1,745,249	(a)(d)

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	31

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	7.820%	10/25/43	2,160,000	$2,219,929	(a)(d)
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	1,190,000	1,238,921	(a)(d)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	10.663%	3/15/41	1,270,000	1,269,156	(a)(d)
GS Mortgage Securities Corp., 2023-SHIP A	4.322%	9/10/38	660,000	641,721	(a)(d)
GS Mortgage Securities Corp., 2023-SHIP B	4.936%	9/10/38	1,000,000	977,938	(a)(d)
MIC Trust, 2023-MIC A	8.437%	12/5/38	2,080,000	2,244,819	(a)(d)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	2,266,404	2,293,672	(a)
PRKCM Trust, 2024-AFC1 A2	6.636%	3/25/59	1,996,924	2,005,144	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $21,890,001)				22,209,579

SENIOR LOANS - 1.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.040%	2/6/31	1,820,000	1,823,695	(d)(i)(j)

FINANCIALS - 0.3%
Insurance - 0.3%
Truist Insurance Holdings LLC, Term Loan B	—	3/24/31	2,950,000	2,948,761	(k)

INDUSTRIALS - 0.1%
Passenger Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.068%	10/20/27	900,000	929,344	(d)(i)(j)

MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.180%	9/7/27	2,077,464	2,080,352	(d)(i)(j)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.195%	4/20/28	185,981	186,292	(d)(i)(j)

TOTAL MATERIALS				2,266,644

UTILITIES - 0.5%
Electric Utilities - 0.2%
NRG Energy Inc., Term Loan	—	3/27/31	1,970,000	1,968,779	(k)

Independent Power and Renewable Electricity Producers - 0.3%
Vistra Zero Operating Co., LLC, Initial Term Loan	—	4/30/31	3,270,000	3,274,087	(k)

TOTAL UTILITIES				5,242,866

TOTAL SENIOR LOANS (Cost - $13,135,597)				13,211,310

See Notes to Schedule of Investments.

32	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MUNICIPAL BONDS - 0.8%
California - 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	$706,965
Regents of the University of California Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	1,052,881
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series Q	4.132%	5/15/32	1,350,000	1,295,301

Total California				3,055,147

Florida - 0.0%††
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	258,196

New York - 0.1%
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	737,720

Ohio - 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	470,000	571,316

Texas - 0.3%
Texas State Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds, Series 2023	5.102%	4/1/35	3,100,000	3,129,818

TOTAL MUNICIPAL BONDS (Cost - $8,251,120)				7,752,197

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
KeyCorp, Non Voting Shares (6.200% to 12/15/27 then 5 year Treasury Constant Maturity Rate + 3.132%)	6.200%		46,549	1,066,438	(d)

Insurance - 0.0%††
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	8.759%		15,675	379,413	(d)
Prudential Financial Inc.	5.950%		2,300	58,995

Total Insurance				438,408

TOTAL PREFERRED STOCKS (Cost - $1,612,943)				1,504,846

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	33

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Notes (Cost - $557,565)	4.250%	3/15/27	560,000	$557,463

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,042,561,341)				998,793,189

			SHARES
SHORT-TERM INVESTMENTS - 0.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $5,043,414)	5.271%		5,043,414	5,043,414	(l)(m)

TOTAL INVESTMENTS - 99.3% (Cost - $1,047,604,755)				1,003,836,603
Other Assets in Excess of Liabilities - 0.7%				7,211,917

TOTAL NET ASSETS - 100.0%				$1,011,048,520

See Notes to Schedule of Investments.

34	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan has not settled as of March 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $5,043,414 and the cost was $5,043,414 (Note 2).

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	35

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Abbreviation(s) used in this schedule:

CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
GBP	—	British Pound
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	2,214	6/24	$236,524,848	$236,932,605	$407,757
U.S. Treasury Long-Term Bonds	318	6/24	37,647,327	38,299,125	651,798
U.S. Treasury Ultra Long- Term Bonds	530	6/24	67,317,829	68,370,000	1,052,171

					2,111,726

Contracts to Sell:
Euro-Bund	16	6/24	2,283,171	2,302,352	(19,181)
U.S. Treasury 2-Year Notes	141	6/24	28,854,389	28,832,297	22,092
U.S. Treasury 10-Year Notes	257	6/24	28,357,401	28,474,798	(117,397)
U.S. Treasury Ultra 10-Year Notes	501	6/24	57,369,652	57,419,299	(49,647)
United Kingdom Long Gilt Bonds	29	6/24	3,591,372	3,658,039	(66,667)

					(230,800)

Net unrealized appreciation on open futures contracts					$1,880,926

See Notes to Schedule of Investments.

36	Western Asset Corporate Bond Fund 2024 Quarterly Report

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	8,068,256	USD	8,891,065	Citibank N.A.	4/19/24	$(179,199)
USD	5,968,003	GBP	4,680,566	Citibank N.A.	4/19/24	59,736
USD	8,793,092	EUR	8,068,256	Goldman Sachs Group Inc.	4/19/24	81,226
MXN	85,186,000	USD	4,955,181	JPMorgan Chase & Co.	4/19/24	151,989
USD	1,875,351	EUR	1,733,369	JPMorgan Chase & Co.	4/19/24	3,711
BRL	22,953,674	USD	4,644,048	Morgan Stanley & Co. Inc.	4/19/24	(77,340)
JPY	1,188,985,486	USD	8,334,712	Morgan Stanley & Co. Inc.	4/19/24	(454,760)

Net unrealized depreciation on open forward foreign currency contracts						$(414,637)

Abbreviation(s) used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

At March 31, 2024, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2024[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Volkswagen International Finance NV, 5.472%, due 11/16/24)[4]	4,500,000	EUR	12/20/24	0.336%	1.000% quarterly	$23,430	$7,529	$15,901

See Notes to Schedule of Investments.

Western Asset Corporate Bond Fund 2024 Quarterly Report	37

WESTERN ASSET CORPORATE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[5]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2024[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Mercedes- Benz Group AG, 1.000%, due 11/15/27)	4,500,000	EUR	12/20/24	0.126%	1.000% quarterly	$(30,862)	$(14,365)	$(16,497)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4	Variable rate security. Interest rate disclosed is as of the most recent information available.

5

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

38	Western Asset Corporate Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

Western Asset Corporate Bond Fund 2024 Quarterly Report	39

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

40	Western Asset Corporate Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$880,090,784	—	$880,090,784
Sovereign Bonds	—	43,443,662	—	43,443,662
Asset-Backed Securities	—	30,023,348	—	30,023,348
Collateralized Mortgage Obligations	—	22,209,579	—	22,209,579
Senior Loans	—	13,211,310	—	13,211,310
Municipal Bonds	—	7,752,197	—	7,752,197
Preferred Stocks:
Financials	$1,125,433	379,413	—	1,504,846
U.S. Government & Agency Obligations	—	557,463	—	557,463

Total Long-Term Investments	1,125,433	997,667,756	—	998,793,189

Short-Term Investments†	5,043,414	—	—	5,043,414

Total Investments	$6,168,847	$997,667,756	—	$1,003,836,603

Other Financial Instruments:
Futures Contracts††	$2,133,818	—	—	$2,133,818
Forward Foreign Currency Contracts††	—	$296,662	—	296,662
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	23,430	—	23,430

Total Other Financial Instruments	$2,133,818	$320,092	—	$2,453,910

Total	$8,302,665	$997,987,848	—	$1,006,290,513

Western Asset Corporate Bond Fund 2024 Quarterly Report	41

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$252,892	—	—	$252,892
Forward Foreign Currency Contracts††	—	$711,299	—	711,299
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	30,862	—	30,862

Total	$252,892	$742,161	—	$995,053

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31,	Purchased		Sold
	2023	Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$28,530,796	$29,599,811	29,599,811	$53,087,193	53,087,193

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$75,132	—	$5,043,414

42	Western Asset Corporate Bond Fund 2024 Quarterly Report